Schedule of Investments
November 30, 2021 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 88.84%

Automobiles & Components - 1.61%
BorgWarner, Inc.	6,300	272,664

Banks - 0.85%
U.S. Bancorp	2,600	143,884

Capital Goods - 5.42%
Raytheon Technologies Corp.	7,750	627,130
TransDigm Group, Inc.	500	289,025

		916,155

Chemicals - 6.32%
DuPont de Nemours, Inc.	8,100	599,076
FMC Corp (2)	4,700	470,893

		1,069,969

Commercial & Professional Services - 8.98%
Cintas Corp.	1,450	612,176
Leidos Holdings, Inc.	5,200	457,132
Rollins, Inc.	13,500	449,280

		1,518,588

Consumer Durables & Apparel - 4.56%
Newell Brands, Inc.	11,120	238,746
PulteGroup, Inc.	10,650	532,820

		771,566

Diversified Financials - 1.25%
MarketAxess Holdings, Inc.	600	211,614

Food, Beverage & Tobacco - 2.90%
General Mills, Inc. (2)	7,950	491,072

Health Care Equipment & Services - 12.41%
ABIOMED, Inc. (2)	2,200	692,516
Baxter International, Inc.	3,800	283,366
Dexcom, Inc. (2)	1,000	562,590
Humana Inc.	700	293,797
Medtronic PLC (Ireland)	2,500	266,750

		2,099,019

Insurance - 3.93%
American International Group, Inc.	3,200	168,320
Willis Towers Watson PLC	2,200	496,848

		665,168

Insurance - Multi Line - 0.63%
Assurant, Inc.	700	106,470

Oil, Gas & Consumable Fuels - 2.12%
Oneok, Inc.	6,000	359,040

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.78%
STERIS plc	2,150	469,839

Pharmaceuticals, Biotechnology & Life Science - 1.60%
Vertex Pharmaceuticals, Inc. (2)	1,450	271,063

Retailing - 8.75%
Advance Auto Parts, Inc.	1,650	364,188
Dollar General Corp.	1,450	320,885
Lowe's Cos., Inc.	3,250	794,917

		1,479,990

Semiconductors & Semiconductor Equipment - 1.69%
Micron Technology, Inc.	3,400	285,600

Software & Services - 3.22%
Citrix Systems, Inc.	2,600	209,118
VeriSign, Inc. (2)	1,400	335,874

		544,992

Technology Hardware & Equipment - 6.52%
Amphenol Corp. Class A	9,750	785,655
Cisco Systems, Inc.	5,800	318,072

		1,103,727

Utilities - 13.29%
Ameren Corp.	5,800	473,222
Entergy Corp.	3,000	301,020
Eversource Energy	5,900	485,393
NextEra Energy, Inc.	6,000	520,680
Xcel Energy, Inc.	7,350	468,415

		2,248,730

Total Common Stock	(Cost $ 15,060,144)	15,029,150

Real Estate Investment Trust - 12.30%
American Tower Corp.	1,500	393,720
Crown Castle International Corp.	2,000	363,300

Total Real Estate Investment Trusts	(Cost $ 792,408)	757,020

Money Market Registered Investment Companies - 6.67%

Federated Hermes Government Obligations Fund - Institutional Class, 0.03% (3)	1,128,924	1,128,924

Total Money Market Registered Investment Companies	(Cost $ 1,128,924)	1,128,924

Total Investments - 99.98%	(Cost $ 16,981,475)	16,915,094

Other Assets less Liabilities - 0.02%		2,613

Total Net Assets - 100.00%		16,917,707

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,915,094	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,915,094	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2021